Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill.
Goodwill

9 Goodwill

	2020	2019	2018
	$m	$m	$m
Cost
At 1 January	11,982	12,022	12,143
Exchange and other adjustments	182	(40)	(121)
At 31 December	12,164	11,982	12,022
Amortisation and impairment losses
At 1 January	314	315	318
Exchange and other adjustments	5	(1)	(3)
At 31 December	319	314	315
Net book value
At 31 December	11,845	11,668	11,707

Goodwill is tested for impairment at the operating segment level, this being the level at which goodwill is monitored for internal management purposes. As detailed in Note 6, the Group does not have multiple operating segments and is engaged in a single business activity of pharmaceuticals.

Recoverable amount is determined on a fair value less costs to sell basis using the market value of the Company’s outstanding Ordinary Shares. Our market capitalisation is compared to the book value of the Group’s net assets and this indicates a significant surplus at 31 December 2020 (and 31 December 2019 and 31 December 2018). No goodwill impairment was identified.